Employee Benefits, Increase (Decrease) in DBO Pension and Other Benefits Liability (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
-100 Points [Member] | Discount Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Decrease in DBO pension and other benefits	$ 29,611,395
-100 Points [Member] | Health Care Cost Trend Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Decrease in DBO pension and other benefits	(254,950)
+100 Points [Member] | Discount Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Increase in DBO pension and other benefits	(20,782,860)
+100 Points [Member] | Health Care Cost Trend Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Increase in DBO pension and other benefits	$ 287,048